Income Tax Expense Reconciliation (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Reconciliation
Income tax expense at U.S. statutory rate			$ 420	$ 536	$ 565
Tax incentives			(112)	(111)	(146)
Foreign taxes less than U.S. rate			(48)	(98)	(89)
State and local taxes			15	26	32
Branded Prescription Drug Fee			10	20	7
Research and Orphan Drug Credit			(7)	(7)	(10)
Domestic manufacturing deduction			(14)
Tax contingencies			12	(19)	(30)
Other items			(6)	(1)	(4)
Income tax expense	$ 27	$ 77	$ 270	$ 346	$ 325